LEASES (Tables)	3 Months Ended
Sep. 30, 2025
Leases
Schedule of lease cost

		Remaining
	Operating	Term in
	Lease	Years
2026	$14,520
2027	5,280
Total lease payments	19,800
Less: imputed interest	(224)
Present value of lease liability	$19,576	1.33